Background information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Concentration Risk [Line Items]
Consideration transferred	R$ 302,468	R$ 326,598	R$ 566,771
Product Concentration Risk | Revenue Benchmark | Fertilizers
Concentration Risk [Line Items]
Concentration risk (in percent)	21.00%	20.00%